Fixed Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fixed Assets [Abstract]
Summary of Fixed Assets and Net, Consisted	Fixed assets, net, consisted of the following:
	June 30, 2023	December 31, 2022
Construction in progress	$638	$601
Catamaran tray sets	348	193
IT equipment	76	56
Lab equipment	14	14
Office furniture	9	9
Fixed assets, gross	1,085	873
Less: accumulated depreciation	(140)	(80)
Fixed assets, net	$945	$793
Fixed assets, net, consisted of the following:
	December 31, 2022	December 31, 2021
Construction in progress	$601	$—
Catamaran tray sets	193	77
IT equipment	56	17
Lab equipment	14	—
Office furniture	9	9
Fixed assets, gross	873	103
Less: accumulated depreciation	(80)	(2)
Fixed assets, net	$793	$101